Issued Capital and Reserves - Summary of Earnings (Loss) Per Share (EPS) (Detail) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit (loss) for the year from continuing operations	₽ 12,570	₽ 9,258	₽ (115,450)
Less: net profit from continuing operations attributable to non-controllinginterests	1,013	1,771	458
Net income (loss) attributable to common equity shareholders of Mechel PAO from continuing operations	11,557	7,487	(115,908)
Net (loss) profit from discontinued operations	0	(426)	822
Less: net profit from discontinued operations attributable to non-controllinginterests	0	(65)	77
Net profit (loss) attributable to common equity shareholders of Mechel PAO from discontinued operations	0	(361)	745
Profit (loss) attributable to common equity holders	11,557	7,126	(115,163)
Net income (loss) attributable to ordinary equity shareholders of Mechel PAO from continuing operations	11,557	7,487	(115,908)
Net profit (loss) attributable to ordinary equity shareholders of Mechel PAO from discontinued operations	₽ 0	₽ (361)	₽ 745
Profit (loss) per share total (Russian rubles per share), including:	₽ 27.76	₽ 17.12	₽ (276.65)
- from continuing operations (Russian rubles per share)	27.76	17.99	(278.44)
- from discontinued operations (Russian rubles per share)	₽ 0.00	₽ (0.87)	₽ 1.79